Preferred Stock (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Feb. 05, 2010
Preferred Units [Line Items]
Preferred stock, ACS acquisition shares issued								300,000
ACS acquisition, Series A convertible preferred stock aggregate liquidiation preference								$ 300,000,000
Preferred stock aggregate fair value								349,000,000
Preferred stock, dividend rate, percentage	8.00%
Cash dividends declared-preferred stock	$ 24,000,000	$ 24,000,000	[1]	$ 24,000,000	[1]	$ 21,000,000	[1]
Preferred stock converted into common shares								89.8876
Total conversion of number of preferred stock shares into common stock, shares	26,966,000
Total conversion of preferred stock shares into common stock, initial conversion price per share	$ 11.125

[1]	(2)Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each quarter thereafter in 2010, 2011 and 2012.